Finance Costs	6 Months Ended
Jun. 30, 2021
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Finance Costs
24.	FINANCE COSTS

	Six Months Ended June 30
	2020	2021
	NT$	NT$
	(In Millions)	(In Millions)

Interest expense
Corporate bonds	$388.7	$1,798.3
Lease liabilities	128.4	96.9
Bank loans	414.2	11.1
Others	8.4	0.2

	$939.7	$1,906.5